Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Basic and Diluted Earnings Per Share

	2017	2016	2015
	pence	pence	pence
Basic earnings per share	31.4	18.8	174.3

Diluted earnings per share	31.0	18.6	172.3

Schedule of Numbers of Shares Earnings Per Share

The numbers of shares used in calculating basic and diluted earnings per share are reconciled below.

	2017	2016	2015
Weighted average number of shares in issue	millions	millions	millions
Basic	4,886	4,860	4,831
Dilution for share options and awards	55	49	57

Diluted	4,941	4,909	4,888